Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859